Share capital - Schedule of Common Shares Issued (Detail) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026 CAD ($) Shares shares	Apr. 30, 2025 CAD ($) Shares shares	Apr. 30, 2026 CAD ($) Shares shares	Apr. 30, 2025 CAD ($) Shares shares
Disclosure of classes of share capital [line items]
Balance at beginning of year			$ 64,413
Balance at end of year	$ 65,967	$ 61,946	$ 65,967	$ 61,946
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	920,350,037	940,081,255	926,614,036	942,294,598
Equity-settled share-based compensation plans | Shares	802,648	143,000	2,696,883	1,404,526
Shareholder investment plan, Number of shares | shares				629
Number of shares issued, Number of shares | shares	921,152,685	940,224,255	929,310,919	943,699,753
Purchase of common shares for cancellation, Number of shares | shares	(6,509,500)	(6,000,000)	(14,500,000)	(9,500,000)
Treasury shares, Number of shares | shares	129,529	5,934	(38,205)	30,436
Ending balance, Number of shares | shares	914,772,714	934,230,189	914,772,714	934,230,189
Balance at beginning of year	$ 16,795	$ 17,027	$ 16,845	$ 17,011
Equity-settled share-based compensation plans	54	9	173	86
Number of shares issued, Amount	16,849	17,036	17,018	17,097
Purchase of common shares for cancellation	(119)	(109)	(265)	(172)
Treasury shares, Amount	20	2	(3)	4
Balance at end of year	$ 16,750	$ 16,929	$ 16,750	$ 16,929